THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2023 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — 96.5%
	Alabama — 0.9%
$3,000,000	Energy Southeast A Cooperative District, AL, Revenue Bonds, Series A-1, 5.500% due 11/1/53[1]	$3,228,621
	Arizona — 4.6%
5,550,000	City of Mesa, AZ, Utility System Revenue, Revenue Bonds, Refunding, 4.000% due 7/1/35	5,792,236
1,000,000	Maricopa County Unified School District No. 69 Paradise Valley, AZ, General Obligation Unlimited, Series D, 5.000% due 7/1/35	1,152,988
	Maricopa County Union High School District No. 213 Tempe, AZ, General Obligation Unlimited, Prerefunded 7/01/24 @ 100:
1,425,000	4.000% due 7/1/30	1,435,503
1,650,000	4.000% due 7/1/32	1,662,162
3,500,000	Salt River Project Agricultural Improvement and Power District, AZ, Revenue Bonds, Refunding, 5.000% due 1/1/28	3,826,373
2,015,000	Yuma Municipal Property Corp., AZ, Road & Excise Tax, Revenue Bonds, Refunding, 5.000% due 7/1/26	2,079,755
		15,949,017
	California — 2.7%
2,820,000	Los Angeles County Metropolitan Transportation Authority, CA, Sales Tax Revenue, Revenue Bonds, Refunding, Series A, 4.000% due 7/1/31	2,838,819
3,560,000	State of California, General Obligation Unlimited, Refunding, (AGMC Insured), 5.250% due 8/1/32	4,266,089
2,000,000	State of California, General Obligation Unlimited, Refunding, Series B, 5.000% due 4/1/33	2,244,247
		9,349,155
	Colorado — 2.1%
1,010,000	Adams & Arapahoe Joint School District 28J Aurora, CO, General Obligation Unlimited, Refunding, Series A, (State Aid Withholding), 5.000% due 12/1/23	1,015,217
1,000,000	City & County of Denver, CO, Airport System Revenue, Revenue Bonds, AMT, Series D, 5.000% due 11/15/24	1,016,583
1,195,000	City & County of Denver, CO, Airport System Revenue, Revenue Bonds, Series A, 5.000% due 11/15/24	1,214,817
1,020,000	City & County of Denver, CO, Airport System Revenue, Revenue Bonds, Series C, 5.000% due 11/15/29	1,147,616
1,280,000	Colorado Housing and Finance Authority, Revenue Bonds, Series B, 3.750% due 5/1/50	1,260,920
1,425,000	E-470 Public Highway Authority, CO, Revenue Bonds, Refunding, Series A, 5.000% due 9/1/28	1,562,897
		7,218,050
	Connecticut — 2.1%
1,310,000	Connecticut Housing Finance Authority, Housing Finance Mortgage Program, Revenue Bonds, Refunding, Series F-1, 3.500% due 11/15/43	1,282,722
750,000	State of Connecticut, General Obligation Unlimited, Refunding, Series B, 5.000% due 8/1/33	891,217
	State of Connecticut, General Obligation Unlimited, Refunding, Series D:
1,100,000	5.000% due 9/15/27	1,191,374
1,300,000	5.000% due 9/15/31	1,510,276
1,000,000	State of Connecticut, General Obligation Unlimited, Refunding, Series F, 5.000% due 11/15/35	1,158,395
See Notes to Schedule of Portfolio Investments
1

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2023 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Connecticut — (Continued)
$1,000,000	State of Connecticut, Special Tax Revenue, Revenue Bonds, Series A, 5.000% due 5/1/33	$1,134,176
		7,168,160
	Delaware — 0.9%
1,000,000	Delaware River & Bay Authority, Revenue Bonds, Refunding, Series C, 5.000% due 1/1/27	1,005,770
2,000,000	State of Delaware, General Obligation Unlimited, 5.000% due 2/1/26	2,100,477
		3,106,247
	District Of Columbia — 2.3%
1,700,000	District of Columbia, DC, General Obligation Unlimited, Refunding, Series A, 5.000% due 6/1/33	1,834,663
4,305,000	District of Columbia, DC, Revenue Bonds, Series A, 5.000% due 7/1/36	4,992,938
1,000,000	Metropolitan Washington Airports Authority, DC, Aviation Revenue, Revenue Bonds, Refunding, Series B, 5.000% due 10/1/23	1,002,410
		7,830,011
	Florida — 6.3%
2,820,000	Central Florida Expressway Authority, Revenue Bonds, Refunding, Series B, 5.000% due 7/1/28	2,965,577
2,750,000	City of Lakeland, FL, Department of Electric Utilities, Revenue Bonds, Refunding, 5.000% due 10/1/25	2,854,643
1,375,000	County of Miami-Dade, FL, Aviation Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 10/1/25	1,423,235
2,610,000	County of Miami-Dade, FL, Water and Sewer System Revenue, Revenue Bonds, Refunding, Series B, 4.000% due 10/1/35	2,657,976
1,000,000	Duval County Public Schools, FL, Certificate Participation, Series A, (AGM Insured), 5.000% due 7/1/29	1,111,291
2,375,000	Florida Insurance Assistance Interlocal Agency, Inc., Revenue Bonds, Series A-1, 5.000% due 9/1/26	2,468,229
1,500,000	Manatee County School District, FL, Certificate Participation, Series A, (AGMC Insured), 5.000% due 7/1/34	1,745,211
1,025,000	School District of Broward County, FL, Certificate Participation, Refunding, Series A, 5.000% due 7/1/27	1,074,705
1,775,000	School District of Broward County, FL, Certificate Participation, Refunding, Series C, 5.000% due 7/1/25	1,831,042
2,400,000	St Lucie County School Board, FL, Certificate Participation, Series A, (AGMC Insured), 5.000% due 7/1/34[2]	2,796,704
1,000,000	Volusia County School Board, FL, Certificate Participation, 5.000% due 8/1/24	1,016,527
		21,945,140
	Georgia — 1.3%
2,000,000	City of Atlanta, GA, General Obligation Limited, Prerefunded 12/01/24 @ 100, 4.500% due 12/1/29	2,033,045
1,000,000	Main Street Natural Gas, Inc., GA, Revenue Bonds, Series C, 5.000% due 9/1/53[1]	1,051,189
1,170,000	Municipal Electric Authority of Georgia, Project No.1, Revenue Bonds, Refunding, Series B, 5.000% due 1/1/30	1,283,339
		4,367,573
	Hawaii — 0.7%
1,250,000	City & County of Honolulu, HI, General Obligation Unlimited, Series B, 5.000% due 9/1/26	1,326,904
See Notes to Schedule of Portfolio Investments
2

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2023 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Hawaii — (Continued)
$1,050,000	City & County of Honolulu, HI, General Obligation Unlimited, Series D, 5.000% due 8/1/26	$1,112,616
		2,439,520
	Illinois — 1.2%
2,000,000	Chicago O’Hare International Airport, IL, Revenue Bonds, Refunding, Series B, 5.000% due 1/1/32	2,025,592
1,000,000	County of Cook, IL, General Obligation Unlimited, Refunding, Series A, 5.000% due 11/15/25	1,035,657
1,000,000	Illinois Finance Authority, Revenue Bonds, Refunding, Series C, 5.000% due 2/15/27	1,059,801
		4,121,050
	Indiana — 0.3%
1,025,000	Indiana Municipal Power Agency, Revenue Bonds, Refunding, Series A, 5.000% due 1/1/27	1,044,754
	Iowa — 0.7%
	Iowa Finance Authority, Revenue Bonds, Refunding:
1,000,000	5.000% due 8/1/31	1,165,229
1,000,000	5.000% due 8/1/35	1,185,074
		2,350,303
	Kentucky — 0.6%
1,000,000	Kentucky State Property & Building Commission, Revenue Bonds, Project No. 119, (BAM Insured), 5.000% due 5/1/33	1,086,319
1,000,000	Louisville & Jefferson County Metropolitan Government, KY, Healthcare System, Revenue Bonds, Refunding, Series A, 5.000% due 10/1/39[2]	1,080,473
		2,166,792
	Louisiana — 1.7%
6,000,000	State of Louisiana Gasoline and Fuels Tax Revenue, Revenue Bonds, Refunding, Series A-1, 4.530% due 5/1/43[1]	6,000,000
	Maryland — 2.5%
3,000,000	County of Baltimore, MD, General Obligation Unlimited, Refunding, 5.000% due 8/1/24	3,052,836
1,240,000	County of Montgomery, MD, General Obligation Unlimited, Consolidated Public Improvement, Refunding, Series D, 4.000% due 11/1/28	1,302,942
2,000,000	State of Maryland, General Obligation Unlimited, Series A, 5.000% due 6/1/33	2,368,941
2,000,000	State of Maryland, General Obligation Unlimited, Series B, 5.000% due 8/1/24	2,036,014
		8,760,733
	Massachusetts — 1.3%
1,435,000	Commonwealth of Massachusetts, General Obligation Limited, Refunding, Series B, 5.000% due 7/1/33	1,639,508
2,850,000	Commonwealth of Massachusetts, General Obligation Limited, Series C, 5.000% due 5/1/30	2,854,173
		4,493,681
	Michigan — 2.8%
1,015,000	Byron Center Public Schools, MI, General Obligation Unlimited, Refunding, (QSBLF Insured), 5.000% due 5/1/24	1,027,841
1,500,000	Michigan Finance Authority, Revenue Bonds, Hospital Revenue Refunding Bonds, Series 2022 A, 5.000% due 4/15/28	1,624,029
See Notes to Schedule of Portfolio Investments
3

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2023 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Michigan — (Continued)
$715,000	Michigan Finance Authority, Revenue Bonds, Series 2014D, (AGMC Insured), 5.000% due 7/1/24	$723,236
1,160,000	Michigan State Housing Development Authority, Revenue Bonds, AMT, Series B, 3.500% due 6/1/47	1,143,561
2,000,000	Michigan State University, Revenue Bonds, Refunding, Series A, 5.000% due 8/15/29	2,241,600
2,650,000	University of Michigan, Revenue Bonds, Revenue Bonds, Refunding, Series A, 5.000% due 4/1/33	2,857,118
		9,617,385
	Minnesota — 2.8%
4,710,000	Metropolitan Council, MN, Minneapolis St. Paul Metropolitan Area, General Obligation Unlimited, Series B, 5.000% due 12/1/23	4,736,673
1,255,000	Minnesota Housing Finance Agency, Revenue Bonds, Refunding, Series E, (GNMA / FNMA / FHLMC Insured), 4.000% due 1/1/47	1,247,531
1,800,000	State of Minnesota, General Obligation Unlimited, Series A, 5.000% due 8/1/32	2,029,203
1,670,000	Western Minnesota Municipal Power Agency, Revenue Bonds, Prerefunded, Series A, Prerefunded 1/01/24 @ 100, 5.000% due 1/1/46	1,681,564
		9,694,971
	Missouri — 1.1%
2,000,000	City of Kansas City, MO, Sanitary Sewer System Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 1/1/27	2,051,906
1,705,000	Missouri Housing Development Commission, Single Family Mortgage, Revenue Bonds, Series A, (GNMA / FNMA / FHLMC Insured), 3.500% due 11/1/50	1,667,587
		3,719,493
	Nevada — 0.3%
1,000,000	Clark County School District, NV, General Obligation Limited, Building and Refunding Bonds, Series C, 5.000% due 6/15/26	1,049,545
	New Jersey — 2.2%
2,000,000	New Jersey Economic Development Authority, Revenue Bonds, Series-AAA, Prerefunded 12/15/26 @ 100, 5.500% due 6/15/31	2,162,706
1,000,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Series-AA, 5.000% due 6/15/32	1,138,434
1,375,000	New Jersey Turnpike Authority, Revenue Bonds, Series A, 5.000% due 1/1/27	1,468,449
1,000,000	New Jersey Turnpike Authority, Revenue Bonds, Series E, 5.000% due 1/1/32	1,024,285
2,000,000	State of New Jersey, General Obligation Unlimited, 2.000% due 6/1/30	1,787,458
		7,581,332
	New Mexico — 1.6%
1,130,000	Albuquerque Municipal School District No 12, NM, General Obligation Unlimited, Series A, 5.000% due 8/1/29	1,264,319
835,000	New Mexico Mortgage Finance Authority, Revenue Bonds, Series A, (GNMA / FNMA / FHLMC Insured), 3.500% due 1/1/51	816,431
730,000	New Mexico Mortgage Finance Authority, Revenue Bonds, Series F, Class I Bond, (GNMA / FNMA / FHLMC Insured), 3.500% due 7/1/50	713,860
See Notes to Schedule of Portfolio Investments
4

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2023 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	New Mexico — (Continued)
$2,500,000	State of New Mexico, Severance Tax Permanent Fund, Revenue Bonds, Series B, 5.000% due 7/1/28	$2,752,300
		5,546,910
	New York — 12.4%
1,250,000	City of New York, NY, General Obligation Unlimited, Fiscal 2008 Series J, 5.000% due 8/1/28	1,376,172
1,510,000	City of New York, NY, General Obligation Unlimited, Refunding, Series C, 5.000% due 8/1/25	1,566,871
1,000,000	Metropolitan Transportation Authority, NY, Revenue Bonds, (AGMC Insured), (SOFR*0.67+0.55%), 4.108% due 11/1/32[3]	1,000,500
1,295,000	New York City Municipal Water Finance Authority, NY, Revenue Bonds, 5.000% due 6/15/28	1,377,813
1,000,000	New York City Municipal Water Finance Authority, NY, Water and Sewer System, Revenue Bonds, Series BB-2, 5.000% due 6/15/27	1,045,131
1,465,000	New York City Transitional Finance Authority, NY, Building Aid Revenue, Revenue Bonds, Refunding, Series S-1, (State Aid Withholding), 5.000% due 7/15/31	1,530,339
1,315,000	New York City Transitional Finance Authority, NY, Future Tax Secured Revenue, Revenue Bonds, 5.000% due 5/1/29	1,379,583
1,650,000	New York City Transitional Finance Authority, NY, Future Tax Secured Revenue, Revenue Bonds, Refunding, Series C, 5.000% due 11/1/26	1,750,484
1,160,000	New York City Transitional Finance Authority, NY, Future Tax Secured Revenue, Revenue Bonds, Refunding, Subseries F-1, 5.000% due 11/1/26	1,230,643
2,275,000	New York City Transitional Finance Authority, NY, Future Tax Secured Revenue, Revenue Bonds, Subseries E-1, 5.000% due 2/1/30	2,373,649
1,930,000	New York City Transitional Finance Authority, NY, Future Tax Secured Revenue, Revenue Bonds, Subseries F-1, 5.000% due 5/1/31	2,072,743
1,000,000	New York State Dormitory Authority, Memorial Sloan-Kettering Cancer Center, Revenue Bonds, 5.000% due 7/1/35	1,102,578
1,415,000	New York State Dormitory Authority, Personal Income Tax, Revenue Bonds, Refunding, Series A, 5.000% due 3/15/28	1,545,533
2,870,000	New York State Dormitory Authority, Personal Income Tax, Revenue Bonds, Refunding, Series D, 5.000% due 2/15/30	3,034,267
2,440,000	New York State Dormitory Authority, Personal Income Tax, Revenue Bonds, Refunding, Series E, 4.000% due 3/15/28	2,503,153
1,000,000	New York State Dormitory Authority, Revenue Bonds, Series A, (AGM State Aid withholding), 5.000% due 10/1/27	1,084,875
1,500,000	New York State Dormitory Authority, Revenue Bonds, Series A, (MBIA Insured), 5.000% due 10/1/32	1,806,983
	New York State Thruway Authority, Highway Revenue Tolls, Revenue Bonds, Refunding, Series K:
1,000,000	5.000% due 1/1/31	1,021,771
1,200,000	5.000% due 1/1/32	1,225,958
1,135,000	New York State Thruway Authority, Personal Income Tax Revenue, Revenue Bonds, Series A, 4.000% due 3/15/36	1,169,059
3,000,000	New York State Urban Development Corp., Personal Income Tax, Revenue Bonds, Refunding, 5.000% due 9/15/28	3,310,725
1,025,000	New York State Urban Development Corp., Personal Income Tax, Revenue Bonds, Refunding, Series A, 5.000% due 3/15/28	1,095,744
1,400,000	New York State Urban Development Corp., Personal Income Tax, Revenue Bonds, Series A, 5.000% due 3/15/35	1,585,624
1,700,000	Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Series 205, 5.000% due 11/15/33	1,849,465
See Notes to Schedule of Portfolio Investments
5

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2023 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	New York — (Continued)
$2,000,000	Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Series 231, 5.000% due 8/1/27	$2,117,209
1,615,000	Triborough Bridge & Tunnel Authority, NY, Revenue Bonds, Refunding, Series A, 5.000% due 11/15/28	1,778,964
		42,935,836
	North Carolina — 0.6%
600,000	County of New Hanover, NC, Hospital Revenue, Revenue Bonds, Refunding, Escrowed to Maturity, 5.000% due 10/1/23	601,586
1,370,000	State of North Carolina, Revenue Bonds, Series A, 5.000% due 5/1/26	1,444,313
		2,045,899
	North Dakota — 0.7%
2,310,000	North Dakota Public Finance Authority, Revenue Bonds, Series A, 5.000% due 10/1/29	2,548,364
	Ohio — 0.7%
1,370,000	Ohio Housing Finance Agency, Residential Mortgage, Revenue Bonds, Series D, (GNMA / FNMA / FHLMC Insured), 4.000% due 3/1/48	1,360,249
1,000,000	State of Ohio, Hospital Refunding, Revenue Bonds, 5.000% due 1/1/28	1,083,721
		2,443,970
	Oklahoma — 0.6%
2,000,000	Grand River Dam Authority, OK, Revenue Bonds, Refunding, Series A, 5.000% due 6/1/24	2,026,648
	Oregon — 2.0%
	State of Oregon Department of Transportation, Revenue Bonds, Series A:
4,725,000	4.000% due 11/15/38	4,805,780
1,900,000	5.000% due 11/15/39	2,165,165
		6,970,945
	Pennsylvania — 3.5%
1,000,000	Allegheny County Sanitary Authority, PA, Revenue Bonds, Refunding, (BAM Insured), 5.000% due 12/1/30	1,038,307
1,000,000	City of Philadelphia, PA, General Obligation Unlimited, Series A, 5.000% due 8/1/26	1,054,337
2,000,000	Commonwealth Financing Authority, PA, Revenue Bonds, 5.000% due 6/1/25	2,048,946
1,200,000	Commonwealth of Pennsylvania, General Obligation Unlimited, Refunding, Series 1, 5.000% due 1/1/27	1,284,784
1,500,000	Commonwealth of Pennsylvania, General Obligation Unlimited, Series 2, 5.000% due 9/15/25	1,560,750
2,500,000	Cumberland County Municipal Authority, PA, Revenue Bonds, 5.000% due 11/1/31	2,735,942
1,160,000	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue, Revenue Bonds, Series 2019-131A, 3.500% due 4/1/49	1,142,530
1,250,000	Pennsylvania State University, Revenue Bonds, Series A, 5.000% due 9/1/31	1,394,506
		12,260,102
	Rhode Island — 0.5%
1,600,000	State of Rhode Island, State & Providence Plantations, General Obligation Unlimited, Refunding, Series A, 5.000% due 8/1/24	1,627,863
See Notes to Schedule of Portfolio Investments
6

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2023 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	South Carolina — 3.0%
$2,920,000	Beaufort County School District, SC, General Obligation Unlimited, Series D, 5.000% due 3/1/24	$2,949,790
1,500,000	South Carolina Public Service Authority, Revenue Bonds, Refunding, Series A, 5.000% due 12/1/34	1,545,434
1,500,000	South Carolina Public Service Authority, Revenue Bonds, Refunding, Series A(Power), 4.000% due 12/1/33	1,521,274
3,060,000	South Carolina Public Service Authority, Revenue Bonds, Refunding, Series C, 5.000% due 12/1/24	3,114,687
350,000	South Carolina Public Service Authority, Revenue Bonds, Series A(Utilities), 5.000% due 12/1/27	371,643
1,000,000	South Carolina Public Service Authority, Revenue Bonds, Series B, 5.000% due 12/1/27	1,061,837
		10,564,665
	Tennessee — 1.3%
1,380,000	County of Hamilton, TN, General Obligation Unlimited, Series A, 5.000% due 4/1/25	1,422,253
2,580,000	County of Williamson, TN, General Obligation Unlimited, 5.000% due 4/1/35	3,031,605
		4,453,858
	Texas — 16.8%
1,500,000	Austin Independent School District, TX, General Obligation Unlimited, 5.000% due 8/1/24	1,525,678
1,110,000	Austin Independent School District, TX, General Obligation Unlimited, (PSF Guaranteed), 5.000% due 8/1/30	1,222,249
2,160,000	Beaumont Independent School District, TX, General Obligation Unlimited, Refunding, (PSF Guaranteed), 5.000% due 2/15/24	2,176,880
3,500,000	Board of Regents of the University of Texas System, TX, Revenue Bonds, Series D, 5.000% due 8/15/25	3,630,520
2,500,000	Board of Regents of the University of Texas System, TX, Revenue Bonds, Series J, 5.000% due 8/15/28	2,643,834
1,965,000	City of Austin, TX, Electric Utility Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 11/15/32	2,040,996
1,000,000	City of Dallas, TX, Waterworks and Sewer System Revenue, Revenue Bonds, Refunding, Series C, 5.000% due 10/1/33	1,136,167
1,100,000	City of Dallas, TX, Waterworks and Sewer System Revenue, Revenue Bonds, Series C, 4.000% due 10/1/33	1,179,746
1,805,000	City of Houston, TX, Airport System Revenue, Revenue Bonds, Refunding, Series B, 5.000% due 7/1/29	1,971,698
1,010,000	City of Houston, TX, Combined Utility System Revenue, Revenue Bonds, Refunding, Series B, 5.000% due 11/15/28	1,071,323
1,000,000	City of San Antonio, TX, Electric and Gas Systems Revenue, Revenue Bonds, Refunding, 5.000% due 2/1/27	1,067,530
1,750,000	County of Harris, TX, General Obligation Limited, Series A, 5.000% due 10/1/25	1,819,199
1,300,000	County of Harris, TX, Revenue Bonds, Series A, 5.000% due 8/15/24	1,324,094
5,000,000	Dallas Independent School District, TX, General Obligation Unlimited, Refunding, (PSF Guaranteed), 5.000% due 2/15/24	5,047,315
	Harris County Cultural Education Facilities Finance Corp., TX, Revenue Bonds, Refunding, Children’s Hospital Project:
1,850,000	5.000% due 10/1/26	1,918,362
1,000,000	5.000% due 10/1/27	1,039,127
5,000,000	Lake Travis Independent School District, TX, General Obligation Unlimited, Refunding, 5.000% due 2/15/24	5,042,792
3,125,000	Lower Colorado River Authority, TX, Revenue Bonds, Refunding, 5.000% due 5/15/25	3,223,991
See Notes to Schedule of Portfolio Investments
7

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2023 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Texas — (Continued)
$1,000,000	North Texas Tollway Authority, Revenue Bonds, Refunding, 5.000% due 1/1/32	$1,077,491
4,000,000	North Texas Tollway Authority, Revenue Bonds, Refunding, Series A, 5.000% due 1/1/30	4,079,687
2,175,000	Northside Independent School District, TX, General Obligation Unlimited, Refunding, (PSF Guaranteed), 5.000% due 8/15/30	2,398,696
3,160,000	Round Rock Independent School District, TX, General Obligation Unlimited, Refunding, (PSF Guaranteed), 5.000% due 8/1/24	3,215,654
1,000,000	San Antonio Independent School District, TX, General Obligation Unlimited, Series 2022, (PSF Guaranteed), 5.000% due 8/15/24	1,018,226
1,500,000	San Antonio Water System, TX, Revenue Bonds, Refunding, Series A, 5.000% due 5/15/28	1,638,442
1,375,000	State of Texas, General Obligation Unlimited, Series B, 4.000% due 8/1/29	1,396,358
3,000,000	Texas Water Development Board, Revenue Bonds, 5.000% due 8/1/32	3,233,003
1,090,000	Waco Independent School District, TX, General Obligation Unlimited, Refunding, (PSF Guaranteed), 5.000% due 8/15/23	1,090,561
		58,229,619
	Utah — 0.3%
	Intermountain Power Agency, UT, Revenue Bonds, Series A:
500,000	5.000% due 7/1/36[2]	572,467
500,000	5.000% due 7/1/37[2]	566,968
		1,139,435
	Virginia — 3.6%
1,500,000	County of Arlington, VA, General Obligation Unlimited, Series 2021, 5.000% due 6/15/33	1,757,708
	Virginia College Building Authority, Revenue Bonds:
1,670,000	5.000% due 9/1/26	1,770,718
1,000,000	5.000% due 2/1/36	1,162,500
4,000,000	Virginia College Building Authority, Revenue Bonds, Refunding, Series B (State Intercept), 5.000% due 9/1/26	4,161,875
	Virginia College Building Authority, Revenue Bonds, Series A:
1,000,000	4.000% due 2/1/29	1,035,976
2,595,000	5.000% due 2/1/31	2,756,061
		12,644,838
	Washington — 5.9%
1,000,000	City of Bellevue, WA, General Obligation Limited, Refunding, 4.000% due 12/1/35	1,050,169
2,000,000	City of Everett, WA, Water & Sewer Revenue, Revenue Bonds, Refunding, 5.000% due 12/1/24	2,047,012
1,990,000	County of King, WA, General Obligation Limited, Series A, 5.000% due 1/1/30	2,261,525
1,250,000	Energy Northwest, WA, Revenue Bonds, Series A, 5.000% due 7/1/28	1,320,245
1,205,000	Grays Harbor County Public Utility District No. 1, WA, Revenue Bonds, Refunding, Series A, 5.000% due 1/1/27	1,230,396
500,000	King County School District No. 403 Renton, WA, General Obligation Unlimited, (School Bond Guaranty), 5.000% due 12/1/25	521,555
3,600,000	King County School District No. 405 Bellevue, WA, General Obligation Unlimited, (School Bond Guaranty), 5.000% due 12/1/25	3,619,432
1,500,000	Port of Seattle, WA, Revenue Bonds, Refunding, Series B, 5.000% due 3/1/35	1,517,869
See Notes to Schedule of Portfolio Investments
8

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2023 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Washington — (Continued)
$2,500,000	State of Washington, General Obligation Unlimited, Series A, 5.000% due 8/1/35	$2,864,931
4,000,000	State of Washington, General Obligation Unlimited, Series R, 4.000% due 7/1/24	4,026,246
		20,459,380
	Wisconsin — 1.0%
910,000	County of Outagamie, WI, General Obligation Unlimited, Series C, 2.800% due 11/1/30	869,604
2,500,000	Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding, 5.000% due 11/15/23	2,510,743
		3,380,347
	Wyoming — 0.6%
2,005,000	Wyoming Community Development Authority, Housing Revenue, Revenue Bonds, Refunding, Series 3, 4.000% due 6/1/43	1,988,839
	TOTAL MUNICIPAL BONDS (Cost $338,379,281)	334,469,051
TOTAL INVESTMENTS (Cost $338,379,281)	96.5%	$334,469,051
OTHER ASSETS IN EXCESS OF LIABILITIES	3.5	12,091,453
NET ASSETS	100.0%	$346,560,504

*	Percentages indicated are based on net assets.
[1]	Variable/Floating interest rate security. Certain variable/floating interest rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. Rate presented is as of July 31, 2023.
[2]	When-issued security.
[3]	Floating Rate Bond. Rate shown is as of July 31, 2023.

Abbreviations:
AGMC — Assured Guaranty Municipal Corporation
AMT — Alternative Minimum Tax
BAM — Build America Mutual
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
MBIA — Municipal Bond Investors Assurance
PSF — Permanent School Fund
QSBLF — Michigan Qualified School Bond Loan Fund
See Notes to Schedule of Portfolio Investments
9

THE GLENMEDE PORTFOLIOS

Notes to Schedule of Portfolio Investments (Unaudited)
1.  Organization and Significant Accounting Policies
The Glenmede Portfolios (the “Fund”) is an investment company that was organized as a Massachusetts business trust on March 3, 1992, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of July 31, 2023, the Fund offered shares of one sub-trust, the Muni Intermediate Portfolio (the “Portfolio”). The Portfolio is classified as diversified.
Valuation of Securities:  Municipal obligations for which market quotations are readily available are valued at the most recent quoted bid price provided by investment dealers, provided that municipal obligations may be valued on the basis of prices provided by a pricing service when such prices are determined by the investment advisor to reflect the fair market value of such municipal obligations. These valuations are typically categorized as Level 2 in the fair value hierarchy described below. When market quotations are deemed not readily available, unreliable or not indicative of fair value, municipal obligations are valued in a manner which is intended to reflect their fair value as determined in accordance with procedures approved by the Board of Trustees of the Fund (the “Board”) and are typically categorized as Level 3 in the fair value hierarchy. The fair value of securities is generally determined as the amount that the Portfolio could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount. Debt obligations with maturities of 60 days or less at the time of purchase are valued on the basis of amortized cost and are typically categorized as Level 2 in the fair value hierarchy.
With respect to the Portfolio’s investments that do not have readily available market quotations, the Board has designated the Portfolio’s investment advisor as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the 1940 Act (the "Valuation Designee").  If market prices are not readily available or are deemed unreliable, the Valuation Designee will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board ("Valuation Procedures"). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NASDAQ Close, that materially affect the values of a Portfolio’s holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Investments valued using significant unobservable inputs are generally categorized as Level 3 in the fair value hierarchy. Fair value pricing is subjective in nature and the use of fair value pricing by the Valuation Designee may cause the NAV of the Portfolio’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Portfolio could obtain the fair value assigned to an investment if the Portfolio were to sell the investment at approximately the time at which the Portfolio determines its NAV.
FASB ASC Topic 820, “Fair Value Measurements” defines fair value, establishes a three-level hierarchy for measuring fair value and expands disclosure about fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the Portfolio’s investments. Inputs refer broadly to the assumptions that market participants would use in pricing a security. In some instances, the inputs used to measure fair value might fall in different levels of the fair value hierarchy. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest input level that is significant to the fair value measurement in its entirety. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. These inputs are summarized in the three levels listed below:
Level 1 — quoted prices in active markets for identical investments;
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk and others) or valuations based on quoted prices in markets that are not active; and
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
Changes in valuation techniques may result in changing an investment’s assigned level within the hierarchy.
The Muni Intermediate Portfolio had all long-term investments, with corresponding states at Level 2 at July 31, 2023.
10

THE GLENMEDE PORTFOLIOS

Notes to Schedule of Portfolio Investments (Unaudited) — (Concluded)
Muni Intermediate Portfolio
Municipal Securities:  The value of, payment of interest on, repayment of principal for, and the ability to sell a municipal security may be affected by constitutional amendments, legislation, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located. A credit rating downgrade, bond default, or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of some or all of the municipal obligations of that state or territory.
Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Portfolio’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
Shareholders should consult the Portfolio’s prospectus for a complete listing of risks associated with the Portfolio.
Securities Transactions and Investment Income:  Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Interest income is recorded on the accrual basis and includes, when appropriate, amortization of premiums and accretion of discounts.
Securities purchased or sold on a when-issued or delayed-delivery basis may be settled after a period longer than the regular settlement time of trade date plus three business days. Interest income is accrued based on the terms of the security on settlement date. The Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchase commitments. When-issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date, or if the counterparty does not perform under the contract.
Other. In the normal course of business, the Portfolio enters into contracts that may include agreements to indemnify another party under given circumstances. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the Portfolio. However, based on experience, the risk of material loss from such claims is considered to be remote.
2.  Subsequent Events
Management has evaluated events and transactions subsequent to July 31, 2023 through the date the schedule of investments was filed with the Securities and Exchange Commission, and has determined that there were no material events that would require additional disclosure.
11